Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 6,336	$ 3,393	$ 1,362
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	713	714	596
Amortization of premiums and accretion of discounts associated with investments, net	(611)	(167)	(426)
(Gains) losses on investments and from sales of businesses, net	202	(155)	332
(Gains) losses on derivatives, net	(21)	5,122	3,187
(Income) loss from equity method investments, net of dividends or distributions	327	99	108
Interest credited to policyholder account balances	6,943	8,179	7,729
Interest credited to bank deposits	0	2	78
Universal life and investment-type product policy fees	(9,946)	(9,451)	(8,556)
Goodwill impairment	0	0	1,868
Change in fair value option and trading securities	(739)	(1,433)	1,900
Change in residential mortgage loans held-for-sale, net	0	373	3,370
Change in mortgage servicing rights	0	0	153
Change in accrued investment income	207	293	219
Change in premiums, reinsurance and other receivables	(650)	(582)	(109)
Change in deferred policy acquisition costs and value of business acquired, net	1,134	(920)	(1,139)
Change in income tax	2,075	871	(883)
Change in other assets	2,573	1,767	2,951
Change in insurance-related liabilities and policy-related balances	5,847	6,897	5,918
Change in other liabilities	1,885	1,008	(1,699)
Other, net	101	121	201
Net cash provided by (used in) operating activities	16,376	16,131	17,160
Cash flows from investing activities
Sales, maturities and repayments of fixed maturity securities	118,526	117,523	103,823
Sales, maturities and repayments of equity securities	490	725	1,140
Sales, maturities and repayments of mortgage loans	14,128	12,881	14,673
Sales, maturities and repayments of real estate and real estate joint ventures	1,012	356	1,018
Sales, maturities and repayments of other limited partnership interests	823	807	974
Purchases of fixed maturity securities	(130,197)	(117,826)	(115,793)
Purchases of equity securities	(530)	(943)	(627)
Purchases of mortgage loans	(17,464)	(14,677)	(11,442)
Purchases of real estate and real estate joint ventures	(2,282)	(1,880)	(1,942)
Purchases of other limited partnership interests	(1,764)	(1,356)	(1,323)
Cash received in connection with freestanding derivatives	1,760	1,567	1,933
Cash paid in connection with freestanding derivatives	(4,003)	(6,710)	(3,258)
Net change in securitized reverse residential mortgage loans	0	0	(1,198)
Sales of businesses, net of cash and cash equivalents disposed of $323, $14 and $29, respectively	436	393	576
Sale of bank deposits	0	(6,395)	0
Purchases of businesses, net of cash and cash equivalents acquired of $0, $20 and $33, respectively	0	(1,840)	(16)
Purchases of investments in insurance joint ventures	(277)	0	0
Net change in policy loans	(27)	(112)	(111)
Net change in short-term investments	5,167	2,955	593
Net change in other invested assets	(512)	(547)	(791)
Other, net	(341)	(86)	(158)
Net cash provided by (used in) investing activities	(15,055)	(15,165)	(11,929)
Cash flows from financing activities
Policyholder account balances: Deposits	89,520	79,193	91,284
Policyholder account balances: Withdrawals	(88,037)	(84,874)	(86,994)
Net change in payables for collateral under securities loaned and other transactions	5,031	(3,276)	(29)
Net change in bank deposits	0	8	(4,169)
Net change in short-term debt	(75)	75	(586)
Long-term debt issued	1,000	1,372	750
Long-term debt repaid	(2,862)	(1,746)	(1,702)
Collateral financing arrangements repaid	0	0	(349)
Cash received (paid) in connection with collateral financing arrangements	0	0	(44)
Net change in liability for securitized reverse residential mortgage loans	0	0	1,198
Cash received in connection with redeemable noncontrolling interests	0	774	0
Common stock issued, net of issuance costs	1,000	1,000	1,000
Treasury stock acquired in connection with share repurchases	(1,000)	0	0
Dividends on preferred stock	(122)	(122)	(122)
Dividends on common stock	(1,499)	(1,119)	(811)
Other, net	(700)	(192)	609
Net cash provided by (used in) financing activities	2,256	(8,907)	35
Effect of change in foreign currency exchange rates on cash and cash equivalents balances	(354)	(212)	11
Change in cash and cash equivalents	3,223	(8,153)	5,277
Cash and cash equivalents, beginning of year	7,585	15,738	10,461
Cash and cash equivalents, end of year	10,808	7,585	15,738
Supplemental disclosures of cash flow information:
Net cash paid for Interest	1,213	1,270	1,335
Net cash paid for income tax	748	677	554
Business acquisitions:
Assets acquired	0	2,988	595
Liabilities assumed	0	(972)	(579)
Noncontrolling interests assumed	0	(176)	0
Cash paid, excluding transaction costs of $0, $17 and $0, respectively	0	1,840	16
Real estate and real estate joint ventures acquired in satisfaction of debt	3	59	553
Collateral financing arrangements repaid	0	0	102
Redemption of advances agreements in long-term debt	0	0	3,806
Issuance of funding agreements in policyholder account balances	0	0	3,806
Reduction of redeemable noncontrolling interests	774	0	0
Reduction of long-term debt	413	0	0
Reduction of real estate and real estate joint ventures	$ 1,132	$ 0	$ 0